Distribution Date:	10/18/21	JPMCC Commercial Mortgage Securities Trust 2015-JP1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-JP1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590KAA2	1.949000%	26,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590KAB0	3.143800%	138,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590KAC8	3.802900%	34,912,000.00	31,636,101.98	15,430,862.88	100,257.44	985,799.78	0.00	16,516,920.10	16,205,239.10	35.73%	30.00%
A-4	46590KAD6	3.649800%	120,000,000.00	120,000,000.00	0.00	364,980.00	0.00	0.00	364,980.00	120,000,000.00	35.73%	30.00%
A-5	46590KAE4	3.914000%	196,971,000.00	196,971,000.00	0.00	642,453.75	0.00	0.00	642,453.75	196,971,000.00	35.73%	30.00%
A-SB	46590KAF1	3.732600%	43,021,000.00	35,619,603.37	776,398.95	110,794.77	48,551.01	0.00	935,744.73	34,843,204.42	35.73%	30.00%
A-S	46590KAG9	4.118700%	30,969,000.00	30,969,000.00	0.00	106,293.35	0.00	0.00	106,293.35	30,969,000.00	30.32%	26.13%
B	46590KAH7	4.621700%	40,960,000.00	40,960,000.00	0.00	157,754.03	0.00	0.00	157,754.03	40,960,000.00	23.17%	21.00%
C	46590KAK0	4.728417%	45,955,000.00	45,955,000.00	0.00	181,078.66	0.00	0.00	181,078.66	45,955,000.00	15.15%	15.25%
D	46590KAL8	4.228417%	27,973,000.00	27,973,000.00	0.00	98,567.92	0.00	0.00	98,567.92	27,973,000.00	10.26%	11.75%
E	46590KBA1	4.228417%	21,979,000.00	21,979,000.00	0.00	77,446.97	0.00	0.00	77,446.97	21,979,000.00	6.42%	9.00%
F	46590KAS3	4.728417%	17,982,000.00	17,982,000.00	0.00	70,855.32	0.00	0.00	70,855.32	17,982,000.00	3.28%	6.75%
G*	46590KAU8	4.728417%	9,990,000.00	9,990,000.00	0.00	39,364.07	0.00	0.00	39,364.07	9,990,000.00	1.54%	5.50%
NR	46590KAW4	4.728417%	43,957,440.00	19,129,100.82	0.00	133,481.19	0.00	10,323,591.64	133,481.19	8,805,509.18	0.00%	0.00%
R	46590KBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			799,219,440.00	599,163,806.17	16,207,261.83	2,083,327.47	1,034,350.79	10,323,591.64	19,324,940.09	572,632,952.70

Notional Certificates
X-A	46590KAN4	0.899535%	590,423,000.00	415,195,705.35	0.00	311,235.92	279,604.61	0.00	590,840.53	398,988,443.52
X-B	46590KAP9	0.106717%	40,960,000.00	40,960,000.00	0.00	3,642.60	0.00	0.00	3,642.60	40,960,000.00
X-C	46590KAQ7	0.000000%	45,955,000.00	45,955,000.00	0.00	0.00	0.00	0.00	0.00	45,955,000.00
X-D	46590KAR5	0.500000%	27,973,000.00	27,973,000.00	0.00	11,655.42	0.00	0.00	11,655.42	27,973,000.00
X-E	46590KAY0	0.500000%	21,979,000.00	21,979,000.00	0.00	9,157.92	0.00	0.00	9,157.92	21,979,000.00
Notional SubTotal			727,290,000.00	552,062,705.35	0.00	335,691.86	279,604.61	0.00	615,296.47	535,855,443.52

Deal Distribution Total					16,207,261.83	2,419,019.33	1,313,955.40	10,323,591.64	19,940,236.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590KAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590KAC8	906.16699072	441.99309349	2.87171861	0.00000000	0.00000000	28.23670314	0.00000000	473.10151524	464.17389723
A-4	46590KAD6	1,000.00000000	0.00000000	3.04150000	0.00000000	0.00000000	0.00000000	0.00000000	3.04150000	1,000.00000000
A-5	46590KAE4	1,000.00000000	0.00000000	3.26166669	0.00000000	0.00000000	0.00000000	0.00000000	3.26166669	1,000.00000000
A-SB	46590KAF1	827.95851724	18.04697590	2.57536482	0.00000000	0.00000000	1.12854211	0.00000000	21.75088282	809.91154134
A-S	46590KAG9	1,000.00000000	0.00000000	3.43224999	0.00000000	0.00000000	0.00000000	0.00000000	3.43224999	1,000.00000000
B	46590KAH7	1,000.00000000	0.00000000	3.85141675	0.00000000	0.00000000	0.00000000	0.00000000	3.85141675	1,000.00000000
C	46590KAK0	1,000.00000000	0.00000000	3.94034730	0.00000000	0.00000000	0.00000000	0.00000000	3.94034730	1,000.00000000
D	46590KAL8	1,000.00000000	0.00000000	3.52368069	0.00000000	0.00000000	0.00000000	0.00000000	3.52368069	1,000.00000000
E	46590KBA1	1,000.00000000	0.00000000	3.52368033	0.00000000	0.00000000	0.00000000	0.00000000	3.52368033	1,000.00000000
F	46590KAS3	1,000.00000000	0.00000000	3.94034701	0.00000000	0.00000000	0.00000000	0.00000000	3.94034701	1,000.00000000
G	46590KAU8	1,000.00000000	0.00000000	3.94034735	0.00000000	0.00000000	0.00000000	0.00000000	3.94034735	1,000.00000000
NR	46590KAW4	435.17322255	0.00000000	3.03660063	(1.32186702)	34.95493527	0.00000000	234.85425084	3.03660063	200.31897171
R	46590KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590KAN4	703.21736340	0.00000000	0.52714058	0.00000000	0.00000000	0.47356660	0.00000000	1.00070717	675.76710853
X-B	46590KAP9	1,000.00000000	0.00000000	0.08893066	0.00000000	0.00000000	0.00000000	0.00000000	0.08893066	1,000.00000000
X-C	46590KAQ7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590KAR5	1,000.00000000	0.00000000	0.41666679	0.00000000	0.00000000	0.00000000	0.00000000	0.41666679	1,000.00000000
X-E	46590KAY0	1,000.00000000	0.00000000	0.41666682	0.00000000	0.00000000	0.00000000	0.00000000	0.41666682	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	100,257.44	0.00	100,257.44	0.00	0.00	0.00	100,257.44	0.00
A-4	09/01/21 - 09/30/21	30	0.00	364,980.00	0.00	364,980.00	0.00	0.00	0.00	364,980.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	642,453.75	0.00	642,453.75	0.00	0.00	0.00	642,453.75	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	110,794.78	0.00	110,794.78	0.00	0.00	0.00	110,794.77	0.00
X-A	09/01/21 - 09/30/21	30	0.00	311,235.93	0.00	311,235.93	0.00	0.00	0.00	311,235.92	0.00
X-B	09/01/21 - 09/30/21	30	0.00	3,642.60	0.00	3,642.60	0.00	0.00	0.00	3,642.60	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/21 - 09/30/21	30	0.00	11,655.42	0.00	11,655.42	0.00	0.00	0.00	11,655.42	0.00
X-E	09/01/21 - 09/30/21	30	0.00	9,157.92	0.00	9,157.92	0.00	0.00	0.00	9,157.92	0.00
A-S	09/01/21 - 09/30/21	30	0.00	106,293.35	0.00	106,293.35	0.00	0.00	0.00	106,293.35	0.00
B	09/01/21 - 09/30/21	30	0.00	157,754.03	0.00	157,754.03	0.00	0.00	0.00	157,754.03	0.00
C	09/01/21 - 09/30/21	30	0.00	181,078.66	0.00	181,078.66	0.00	0.00	0.00	181,078.66	0.00
D	09/01/21 - 09/30/21	30	0.00	98,567.92	0.00	98,567.92	0.00	0.00	0.00	98,567.92	0.00
E	09/01/21 - 09/30/21	30	0.00	77,446.97	0.00	77,446.97	0.00	0.00	0.00	77,446.97	0.00
F	09/01/21 - 09/30/21	30	0.00	70,855.32	0.00	70,855.32	0.00	0.00	0.00	70,855.32	0.00
G	09/01/21 - 09/30/21	30	0.00	39,364.07	0.00	39,364.07	0.00	0.00	0.00	39,364.07	0.00
NR	09/01/21 - 09/30/21	30	1,588,376.60	75,375.30	0.00	75,375.30	(58,105.89)	0.00	0.00	133,481.19	1,536,529.47
Totals			1,588,376.60	2,360,913.46	0.00	2,360,913.46	(58,105.89)	0.00	0.00	2,419,019.33	1,536,529.47

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	19,940,236.56
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,373,975.80	Master Servicing Fee	6,945.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,534.77
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	249.65
ARD Interest	0.00	Operating Advisor Fee	1,572.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	549.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,373,975.80	Total Fees	13,062.33

Principal		Expenses/Reimbursements
Scheduled Principal	672,500.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	15,534,761.70	Special Servicing Fees (Monthly)	(58,105.89)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,207,261.83	Total Expenses/Reimbursements	(58,105.89)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,313,955.39	Interest Distribution	2,419,019.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,207,261.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,313,955.39
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	1,313,955.39	Total Payments to Certificateholders and Others	19,940,236.56
Total Funds Collected	19,895,193.02	Total Funds Distributed	19,895,193.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	599,163,806.17	599,163,806.17	Beginning Certificate Balance	599,163,806.17
(-) Scheduled Principal Collections	672,500.13	672,500.13	(-) Principal Distributions	16,207,261.83
(-) Unscheduled Principal Collections	15,534,761.70	15,534,761.70	(-) Realized Losses	10,323,591.64
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	10,323,591.64
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	10,323,591.64	10,323,591.64	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	572,632,952.70	572,632,952.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	599,873,653.46	599,873,653.46	Ending Certificate Balance	572,632,952.70
Ending Actual Collateral Balance	573,004,215.56	573,004,215.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP
	9,999,999 or less	22	122,542,866.86	21.40%	49	4.7949	1.206803	1.35 or less	12	129,227,620.12	22.57%	50	4.8126	0.571210
10,000,000 to 19,999,999		10	142,380,687.85	24.86%	49	4.6432	1.472518	1.36 to 1.45	2	58,134,941.61	10.15%	50	4.8801	1.442679
20,000,000 to 24,999,999		1	24,685,153.42	4.31%	49	4.4450	1.660400	1.46 to 1.55	1	17,285,609.65	3.02%	50	4.7600	1.486500
25,000,000 to 49,999,999		2	83,857,217.21	14.64%	50	4.9629	0.988171	1.56 to 1.65	4	37,978,432.82	6.63%	49	4.7524	1.578666
	50,000,000 or greater	2	175,000,000.00	30.56%	49	4.7296	1.805071	1.66 to 1.80	7	170,402,634.03	29.76%	49	4.7548	1.730772
	Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684	1.81 to 2.00	7	126,085,529.59	22.02%	50	4.6016	1.894521
								2.01 or greater	4	9,351,157.52	1.63%	48	4.6450	2.154496
								Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP
							Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP
Alabama	1	24,685,153.42	4.31%	49	4.4450	1.660400
							Industrial	1	15,603,613.83	2.72%	49	4.6800	1.680300
California	10	62,067,626.54	10.84%	49	4.6495	1.307885
							Lodging	4	41,907,643.12	7.32%	50	4.7334	0.555576
Colorado	1	6,002,776.99	1.05%	49	4.5030	1.955800
							Mixed Use	1	38,497,160.42	6.72%	50	4.9310	0.447900
Florida	1	2,232,440.22	0.39%	50	4.7950	0.766100
							Multi-Family	10	64,058,482.34	11.19%	49	4.5091	1.822415
Georgia	1	9,409,352.15	1.64%	50	4.8400	1.148200
							Office	9	276,033,845.02	48.20%	50	4.7671	1.619099
Kentucky	1	12,555,000.00	2.19%	49	4.3450	1.982200
							Retail	13	112,365,180.61	19.62%	49	4.7729	1.485083
Maine	1	8,755,018.79	1.53%	48	4.5200	0.885500
							Totals	40	572,632,952.70	100.00%	49	4.7453	1.461684
Maryland	4	24,256,797.41	4.24%	50	4.8262	0.264632

Michigan	1	8,667,961.97	1.51%	50	4.9600	1.718800

Nebraska	1	12,153,629.21	2.12%	50	4.9070	1.950000

New York	2	111,438,998.33	19.46%	49	4.8278	1.757771

North Carolina	2	19,845,337.99	3.47%	49	4.6521	1.478136

Ohio	3	67,537,291.85	11.79%	49	4.8337	0.852768

Oregon	1	7,894,876.60	1.38%	49	4.9200	1.593700

Pennsylvania	1	45,360,056.79	7.92%	50	4.9900	1.446700

Tennessee	1	7,562,355.62	1.32%	49	4.5030	1.955800

Texas	3	86,696,532.37	15.14%	50	4.6499	1.759654

Virginia	1	15,603,613.83	2.72%	49	4.6800	1.680300

Washington	2	15,741,105.26	2.75%	49	4.7433	1.183305

Totals	40	572,632,952.70	100.00%	49	4.7453	1.461684

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	12,555,000.00	2.19%	49	4.3450	1.982200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	7	170,591,974.02	29.79%	49	4.5442	1.556223	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	13	82,199,637.13	14.35%	49	4.7040	1.651318	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	16	283,119,314.19	49.44%	50	4.8949	1.311037	49 months or greater	37	548,465,925.34	95.78%	49	4.7446	1.453661
	Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684	Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP
	60 months or less	37	548,465,925.34	95.78%	49	4.7446	1.453661	Interest Only	3	187,555,000.00	32.75%	49	4.7038	1.816928
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	34	360,910,925.34	63.03%	49	4.7658	1.264881
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 324 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	24,167,027.36	4.22%	49	4.7614	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	548,465,925.34	95.78%	49	4.7446	1.453661
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	572,632,952.70	100.00%	49	4.7453	1.461684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304961002	OF	New York	NY	Actual/360	4.832%	402,666.67	0.00	0.00	N/A	11/01/25	--	100,000,000.00	100,000,000.00	10/01/21
2	305180002	OF	Austin	TX	Actual/360	4.593%	287,062.50	0.00	0.00	N/A	12/01/25	--	75,000,000.00	75,000,000.00	10/01/21
3	695100605	OF	Pittsburgh	PA	Actual/360	4.990%	188,951.38	79,153.94	0.00	N/A	12/06/25	--	45,439,210.73	45,360,056.79	10/06/21
5	305180005	MU	Cleveland	OH	Actual/360	4.931%	158,494.24	73,736.55	0.00	N/A	12/01/25	--	38,570,896.97	38,497,160.42	10/01/21
8	305180008	MF	Mobile	AL	Actual/360	4.445%	91,565.80	34,521.42	0.00	N/A	11/01/25	--	24,719,674.84	24,685,153.42	10/01/21
9	305180009	LO	Tulsa	OK	Actual/360	5.070%	76,900.22	7,877,643.42	0.00	N/A	12/01/20	--	18,201,235.06	0.00	10/01/21
10	305050004	LO	Orange	CA	Actual/360	4.550%	68,240.07	33,692.03	0.00	N/A	11/01/25	--	17,997,380.00	17,963,687.97	09/01/21
11	883100535	RT	Springdale	OH	Actual/360	4.552%	67,809.14	27,774.56	0.00	N/A	10/06/25	--	17,875,870.97	17,848,096.41	10/06/21
12	305180012	OF	Raleigh	NC	Actual/360	4.770%	71,750.86	23,669.91	0.00	N/A	12/05/25	--	18,050,531.03	18,026,861.12	10/05/21
13	695100599	OF	Nottingham	MD	Actual/360	4.820%	28,955.80	12,062.44	0.00	N/A	12/06/25	--	7,208,911.77	7,196,849.33	01/06/21
14	695100600	OF	Nottingham	MD	Actual/360	4.820%	21,531.23	8,969.52	0.00	N/A	12/06/25	--	5,360,472.37	5,351,502.85	08/06/21
15	695100598	OF	Nottingham	MD	Actual/360	4.820%	17,076.49	7,113.76	0.00	N/A	12/06/25	--	4,251,409.16	4,244,295.40	01/06/21
16	305180016	OF	Manhattan Beach	CA	Actual/360	4.760%	68,656.44	22,737.36	0.00	N/A	12/05/25	--	17,308,347.01	17,285,609.65	10/05/21
18	883100539	IN	Gainesville	VA	Actual/360	4.680%	60,952.38	25,200.78	0.00	N/A	11/06/25	--	15,628,814.61	15,603,613.83	10/06/21
19	883100537	RT	Various	Various	Actual/360	4.503%	50,982.63	21,178.52	0.00	N/A	11/06/25	--	13,586,311.13	13,565,132.61	10/06/21
20	305180020	OF	Cary	NC	Actual/360	4.490%	47,879.54	21,428.95	0.00	N/A	11/01/25	--	12,796,313.77	12,774,884.82	10/01/21
21	305180021	MF	Louisville	KY	Actual/360	4.345%	45,459.56	0.00	0.00	N/A	11/01/25	--	12,555,000.00	12,555,000.00	10/01/21
22	695100602	RT	Lincoln	NE	Actual/360	4.907%	49,761.88	15,569.85	0.00	N/A	12/06/25	--	12,169,199.06	12,153,629.21	10/06/21
23	883100530	RT	South Point	OH	Actual/360	4.948%	46,215.38	16,221.45	0.00	N/A	11/06/25	--	11,208,256.47	11,192,035.02	10/06/21
24	695100609	RT	Depew	NY	Actual/360	4.791%	45,729.94	14,963.33	0.00	N/A	12/06/25	--	11,453,961.66	11,438,998.33	10/06/21
25	305180025	LO	McDonough	GA	Actual/360	4.840%	38,018.81	16,798.12	0.00	N/A	12/01/25	--	9,426,150.27	9,409,352.15	03/01/21
27	305180027	RT	Augusta	ME	Actual/360	4.520%	33,039.69	16,579.63	0.00	N/A	10/01/25	--	8,771,598.42	8,755,018.79	10/01/21
28	695100597	OF	Vancouver	WA	Actual/360	4.680%	34,457.84	14,698.62	0.00	N/A	11/06/25	--	8,835,344.80	8,820,646.18	10/06/21
29	695100611	RT	Rochester Hills	MI	Actual/360	4.960%	35,886.32	14,211.77	0.00	N/A	12/06/25	--	8,682,173.74	8,667,961.97	10/06/21
30	695100610	LO	College Park	MD	Actual/360	4.840%	30,159.15	13,325.43	0.00	N/A	12/06/25	--	7,477,475.26	7,464,149.83	09/06/21
31	305180031	RT	Salem	OR	Actual/360	4.920%	32,410.59	10,144.85	0.00	N/A	11/06/25	--	7,905,021.45	7,894,876.60	09/06/21
32	695100608	LO	Smithfield	NC	Actual/360	4.945%	29,187.35	12,422.94	0.00	N/A	12/06/25	--	7,082,876.11	7,070,453.17	10/06/21
33	305180033	RT	Various	Various	Actual/360	4.697%	30,133.87	7,698,667.68	0.00	12/01/25	01/01/29	--	7,698,667.68	0.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	883100486	MF	Hawthorne	CA	Actual/360	4.645%	26,997.74	12,940.89	0.00	N/A	10/06/25	--	6,974,657.72	6,961,716.83	10/06/21
36	695100601	RT	Vancouver	WA	Actual/360	4.824%	27,866.85	11,591.93	0.00	N/A	12/06/25	--	6,932,051.01	6,920,459.08	10/06/21
37	305180037	RT	Laredo	TX	Actual/360	5.086%	27,730.68	11,299.79	0.00	N/A	11/06/25	--	6,542,825.52	6,531,525.73	09/06/21
39	883100542	MF	Montgomery	AL	Actual/360	4.736%	24,271.98	9,827.65	0.00	N/A	08/06/25	--	6,149,993.89	6,140,166.24	10/06/21
41	695100604	RT	Gainesville	TX	Actual/360	4.925%	21,235.41	9,102.69	0.00	N/A	12/06/25	--	5,174,109.33	5,165,006.64	09/06/21
44	883100495	MF	Hawthorne	CA	Actual/360	4.645%	17,156.63	8,223.73	0.00	N/A	10/06/25	--	4,432,282.12	4,424,058.39	10/06/21
45	883100474	MF	Wilmington	CA	Actual/360	4.645%	11,809.33	5,660.60	0.00	N/A	10/06/25	--	3,050,850.25	3,045,189.65	10/06/21
46	883100476	MF	Valley Village	CA	Actual/360	4.645%	11,774.50	5,643.90	0.00	N/A	10/06/25	--	3,041,850.43	3,036,206.53	10/06/21
47	883100519	MF	Fontana	CA	Actual/360	4.645%	11,443.56	5,485.27	0.00	N/A	10/06/25	--	2,956,354.55	2,950,869.28	10/06/21
48	883100498	MF	Long Beach	CA	Actual/360	4.645%	9,858.53	4,725.51	0.00	N/A	10/06/25	--	2,546,875.12	2,542,149.61	10/06/21
49	883100479	MF	Van Nuys	CA	Actual/360	4.645%	9,248.90	4,433.30	0.00	N/A	10/06/25	--	2,389,382.86	2,384,949.56	10/06/21
50	695100607	RT	Orlando	FL	Actual/360	4.795%	8,932.85	3,101.28	0.00	N/A	12/06/25	--	2,235,541.50	2,232,440.22	10/06/21
51	883100501	MF	North Hollywood	CA	Actual/360	4.645%	5,713.07	2,738.46	0.00	N/A	10/06/25	--	1,475,927.53	1,473,189.07	10/06/21
Totals							2,373,975.80	16,207,261.83	0.00				599,163,806.17	572,632,952.70
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,491,722.92	19,574,827.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,530,049.68	8,450,296.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,594,486.83	4,007,384.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,364,831.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,436,355.90	2,016,265.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(112,474.00)	(264,567.52)	07/01/20	06/30/21	10/12/21	7,037,875.63	247,166.35	0.00	0.00	0.00	0.00
10	882,278.00	0.00	--	--	--	0.00	0.00	101,857.11	101,857.11	0.00	0.00
11	1,929,690.29	977,957.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	(173,933.00)	01/01/21	06/30/21	--	0.00	0.00	40,936.54	368,889.11	0.00	0.00
14	0.00	365,351.00	01/01/21	06/30/21	--	0.00	0.00	30,440.00	60,956.04	0.00	0.00
15	0.00	151,668.00	01/01/21	06/30/21	--	0.00	0.00	24,142.07	217,550.04	0.00	0.00
16	1,585,453.12	821,866.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,518,169.58	977,911.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,290,672.93	900,771.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,417,000.86	662,839.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,113,292.57	866,532.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,825,927.76	834,212.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,011,739.93	228,456.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,246,623.47	662,489.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	852,452.00	07/01/20	06/30/21	--	0.00	0.00	54,710.10	383,436.94	0.00	0.00
27	838,572.76	337,238.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	744,543.98	419,324.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	20,380.20	0.00
29	793,000.80	529,335.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(185,832.86)	0.00	--	--	--	0.00	0.00	43,453.42	43,453.42	0.00	0.00
31	875,744.00	444,666.00	01/01/21	06/30/21	--	0.00	0.00	42,209.59	42,209.59	0.00	0.00
32	450,695.87	857,668.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	734,495.95	374,489.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	945,735.00	206,732.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	508,329.17	260,734.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	601,079.00	213,831.38	01/01/21	06/30/21	--	0.00	0.00	38,744.22	38,744.22	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	628,409.02	164,521.81	01/01/21	03/31/21	--	0.00	0.00	30,316.54	30,316.54	0.00	0.00
44	584,651.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	358,239.12	186,050.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	388,711.62	193,044.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	484,886.84	122,390.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	418,202.43	92,354.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	312,354.00	85,309.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	121,431.75	57,147.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	211,640.33	55,697.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	99,575,879.70	47,878,150.30				7,037,875.63	247,166.35	406,809.58	1,287,413.01	20,380.20	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	305180009	7,846,322.07	Disposition	0.00	0.00
33	305180033	7,688,439.63	Payoff w/ yield maintenance	0.00	1,313,955.39
Totals		15,534,761.70		0.00	1,313,955.39
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	5,351,502.85	0	0.00	3	20,850,496.88	0	0.00	0	0.00	0	0.00	0	0.00	2	15,534,761.70	4.745310%	4.699470%	49
09/17/21	0	0.00	0	0.00	4	26,246,943.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754578%	4.702361%	49
08/17/21	1	18,028,674.75	0	0.00	4	26,288,196.51	1	0.00	0	0.00	0	0.00	0	0.00	1	4,270,430.97	4.754605%	4.702370%	50
07/16/21	1	7,501,962.32	0	0.00	6	50,304,780.88	1	5,915,654.84	0	0.00	0	0.00	0	0.00	1	3,943,684.59	4.755944%	4.701591%	51
06/17/21	1	7,515,135.85	0	0.00	6	50,392,853.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756672%	4.700718%	52
05/17/21	0	0.00	1	7,527,248.53	6	50,473,968.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756700%	4.700724%	53
04/16/21	1	7,540,320.48	3	16,953,159.96	3	33,608,217.77	0	0.00	0	0.00	0	0.00	0	0.00	1	7,500,000.00	4.756731%	4.700732%	54
03/17/21	4	24,530,728.04	1	9,520,510.94	2	24,142,898.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756122%	4.697549%	54
02/18/21	1	9,539,417.26	0	0.00	2	24,192,098.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756159%	4.701398%	55
01/15/21	1	9,554,413.52	0	0.00	3	28,824,988.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756186%	4.711265%	56
12/17/20	1	9,569,347.54	0	0.00	3	28,875,248.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756214%	4.711277%	57
11/18/20	1	9,585,502.94	1	18,497,271.94	3	28,929,043.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.748075%	4.703759%	57
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10	305050004	09/01/21	0	B	101,857.11	101,857.11	0.00		17,997,380.00	07/16/20	1
13	695100599	01/06/21	8	6	40,936.54	368,889.11	900.00		7,300,861.10	02/11/21	0
14	695100600	08/06/21	1	1	30,440.00	60,956.04	2,700.00		5,368,690.07	02/11/21	1
15	695100598	01/06/21	8	6	24,142.07	217,550.04	1,800.00		4,305,635.75	02/11/21	1
25	305180025	03/01/21	6	6	54,710.10	383,436.94	0.00		9,520,510.94	03/11/21	1
30	695100610	09/06/21	0	B	43,453.42	43,453.42	0.00		7,477,475.26
31	305180031	09/06/21	0	B	42,209.59	42,209.59	0.00		7,905,021.45
37	305180037	09/06/21	0	B	38,744.22	38,744.22	0.00		6,542,825.52
41	695100604	09/06/21	0	B	30,316.54	30,316.54	0.00		5,174,109.33
Totals					406,809.58	1,287,413.01	5,400.00		71,592,509.42
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		59,561,610	59,561,610	0		0
49 - 60 Months		513,071,342	486,869,343	26,202,000		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	572,632,953	546,430,953	5,351,503	0	20,850,497	0
Sep-21	599,163,806	554,715,628	0	0	44,448,179	0
Aug-21	599,779,146	537,232,407	18,028,675	0	44,518,065	0
Jul-21	606,307,618	530,242,499	7,501,962	0	68,563,157	0
Jun-21	611,519,317	535,322,001	7,515,136	0	68,682,180	0
May-21	612,147,314	535,828,521	0	7,527,249	68,791,545	0
Apr-21	612,828,971	536,378,997	7,540,320	16,953,160	51,956,494	0
Mar-21	620,951,595	536,881,188	24,530,728	9,520,511	50,019,168	0
Feb-21	621,740,933	562,097,530	9,539,417	0	50,103,985	0
Jan-21	622,357,763	558,038,757	9,554,414	0	54,764,593	0
Dec-20	622,972,063	558,560,266	9,569,348	0	54,842,450	0
Nov-20	638,344,471	581,332,652	9,585,503	18,497,272	28,929,044	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	305180009	0.00	-	15,000,000.00	10/16/20	(464,091.04)	(0.35730)	06/30/21	12/01/20	289
10	305050004	17,963,687.97	17,997,380.00	66,500,000.00	07/07/21	471,439.00	0.25690	12/31/20	11/01/25	288
13	695100599	7,196,849.33	7,300,861.10	10,460,000.00	10/23/15	(179,560.00)	(0.72950)	06/30/21	12/06/25	289
14	695100600	5,351,502.85	5,368,690.07	7,750,000.00	10/23/15	360,999.00	1.97260	06/30/21	12/06/25	289
15	695100598	4,244,295.40	4,305,635.75	6,210,000.00	10/13/15	148,260.00	1.02140	06/30/21	12/06/25	289
25	305180025	9,409,352.15	9,520,510.94	15,800,000.00	10/02/15	755,340.12	1.14820	06/30/21	12/01/25	289
Totals		44,165,687.70	44,493,077.86	121,720,000.00		1,092,387.08

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	305180009	LO	OK	04/24/20	8
	8/30/21:

Loan transferred to Special Servicing due to COVID relief request and imminent default. Collateral consists of a 370-key, full service DoubleTree Warren Place hotel in Tulsa, OK. Appointment for receivership was granted on 6/15/20.

The receivership (Prism) has transitioned the property and stabilized operations while maintaining brand standards. The property went through a successful marketing campaign and is under contract. Target closing date September 2021.

10	305050004	LO	CA	07/16/20	1

COVID - The loan transferred to special servicing effective 7/16/2020 due to payment default. The 461-room lodging property was built in 1984 (renovated in 2015) and is located in Orange, CA. A lender inspection was completed and found the collateral to be in good condition with no deferred maintenance. Loan assumption executed. New Borrower and Sponsor terms include bringing all amounts due current. Special Servicer is working with the master servicer to onboard new

	borrower and sponsor. April 2021 TTM 26.0% occupancy, $101.77 ADR and $26.43 RevPAR with a RevPAR Index of 145.2

13	695100599	OF	MD	02/11/21	0
	9/13/21:

Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans (9900

Franklin, 991 0 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Modification request under

	consideration. Moving forward to have receiver installed. Petition filed.

14	695100600	OF	MD	02/11/21	1
	9/13/21:

Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans (9900

Franklin, 9910 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Modification request

	under consideration. Moving forward to have receiver installed. Petition filed.

15	695100598	OF	MD	02/11/21	1
	9/12/21:

Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans (9900

Franklin, 9910 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Modification request

	under consideration. Moving forward to have receiver installed.

25	305180025	LO	GA	03/11/21	1

10/5/2021: Borrower engaged advisor firm and SS sent Demand on 4/26/2021. PNA was signed 4/28. SS requested Rents and other income to be sent to Lender. Lender counsel is ordering title update, UCC search and in process of drafting

Marriott required notices followed by a Motion to Appoint Receiver. Complaint and motion is in process. Borrower remitted two P&I payments in August which will be applied to current payments due. Borrower is in discussion with Lender

	about a Modification. The terms of the offer are not anticipated to be approved by SS or bondholders.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	305180006	10/19/20	36,569,358.85	16,400,000.00	20,261,389.84	6,298,325.48	20,261,389.84	13,963,064.36	22,606,294.49	0.00	(5,235.22)	22,611,529.71	57.24%
9	305180009	10/18/21	18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	0.00	0.00	10,323,591.64	51.61%
35	305180035	04/16/21	7,500,000.00	13,370,000.00	7,826,967.76	326,967.76	7,826,967.76	7,500,000.00	0.00	0.00	0.00	0.00	0.00%
40	305180040	08/17/21	5,915,654.84	10,000,000.00	4,574,381.86	294,401.84	4,574,381.86	4,279,980.02	1,635,674.82	0.00	0.00	1,635,674.82	25.16%
43	695100592	07/16/21	4,536,431.42	4,500,000.00	4,051,254.34	95,958.52	4,051,254.34	3,955,295.82	581,135.60	0.00	0.00	581,135.60	11.17%
Current Period Totals			18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	0.00	0.00	10,323,591.64
Cumulative Totals			72,722,680.17	59,270,000.00	46,870,465.11	9,294,481.49	46,870,465.11	37,575,983.62	35,146,696.55	0.00	(5,235.22)	35,151,931.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	(101,873.08)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(104,842.48)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(97,813.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(92,020.41)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(94,689.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(91,267.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(93,446.14)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(90,542.28)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(90,178.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(89,824.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(89,322.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(91,546.75)	0.00	0.00	0.00	0.00	0.00	0.00
6	305180006	06/17/21	0.00	0.00	22,611,529.71	0.00	0.00	3,290.02	0.00	0.00	22,611,529.71
		05/17/21	0.00	0.00	22,608,239.69	0.00	0.00	1,945.20	0.00	0.00
		10/19/20	0.00	0.00	22,606,294.49	0.00	0.00	22,606,294.49	0.00	0.00
9	305180009	10/18/21	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64
35	305180035	04/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	305180040	08/17/21	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82
43	695100592	07/16/21	0.00	0.00	581,135.60	0.00	0.00	581,135.60	0.00	0.00	581,135.60
Current Period Totals			0.00	(101,873.08)	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64
Cumulative Totals			0.00	(1,127,366.73)	35,151,931.77	0.00	0.00	35,151,931.77	0.00	0.00	35,151,931.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	(63,435.58)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	(138.43)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	1,501.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	1,116.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	885.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	1,963.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(58,105.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(58,105.89)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27